Schedule of Changes in Outstanding Loss Adjustment Expense Reserves (Details) $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($)
Loss And Loss Adjustment Expense Reserves
Balance, beginning of period, net of reinsurance	$ 9,036
Current year	356
Prior year	10
Current year	(327)
Prior years	(52)
Balance, March 31, 2024, net of reinsurance	$ 9,023